Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 subsidiary	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Tax benefits related to impact of Mexico tax law changes, the settlement of certain state and foreign audits and a non-taxable bargain purchase gain	$ 17.5
Number of Canadian subsidiaries which amalgamated		2
Accrual for China withholding taxes no longer permanently reinvested	10.1	10.8
Decrease in liability from prior year			5.2
Tax charge to earnings	2.3		(1.7)
U.S. tax on distributed foreign earnings	(68.0)			112.6
Net excess tax benefits (costs) related to the exercise of employee stock options	4.6	5.5	6.1
Unrecognized tax benefits	32.9	35.5	34.8
Unrecognized tax benefits that would impact effective tax rate	18.0
Refunds from expected years		15.6
Favorable impact on income tax provision			3.6
Settlements	2.8	1.7	5.5
Expiration dates, time period	20 years
Maximum operating loss carryforward expiring annually	10
Cumulative undistributed earnings that are indefinitely reinvested	375.1
Resulting incremental taxes	62.6
Canada
Income Tax Contingency [Line Items]
Change in valuation allowance		36.9
Number of tax years under audit	5
Settlements	1.1
China
Income Tax Contingency [Line Items]
Accrual for China withholding taxes no longer permanently reinvested		10.8
Decrease in accrued income taxes	$ 1.3